CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Contract revenues	$ 1,302.7	$ 1,047.1	$ 859.5
Reimbursable revenues	39.9	11.4	33.2
Other revenues	0	5.8	19.1
Total operating revenues	1,342.6	1,064.3	911.8
Operating expenses
Vessel and rig operating expenses	425.0	375.2	296.1
Amortization of favorable contracts	14.8	0	0
Reimbursable expenses	37.9	10.6	32.4
Depreciation and amortization	198.7	141.2	114.0
General and administrative expenses	51.4	49.6	37.2
Total operating expenses	727.8	576.6	479.7
Operating income	614.8	487.7	432.1
Financial items
Interest income	3.7	4.4	1.7
Interest expense	(140.9)	(92.2)	(65.8)
(Loss)/gain on derivative financial instruments	(124.9)	49.9	(32.9)
Currency exchange loss	(3.3)	(1.2)	(2.6)
Total financial items	(265.4)	(39.1)	(99.6)
Income before income taxes	349.4	448.6	332.5
Income taxes	(34.8)	(33.2)	(38.9)
Net income	314.6	415.4	293.6
Net income attributable to the non-controlling interest	(176.4)	(271.0)	(95.0)
Net income attributable to Seadrill Partners LLC owners	$ 138.2	$ 144.4	$ 198.6
Earnings per unit (basic and diluted)
Common unitholders (in usd per share)	$ 1.75	$ 2.15	$ 0.29
Subordinated unitholders (in usd per share)	$ 1.75	$ 1.83	$ 0.13